Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred Tax Assets And Liabilities [Line Items]
Amount recognized as revenue in the period	$ 0	$ 10,000
Milestone revenue	$ 2,500	25,000	$ 11,000
Tasly
Deferred Tax Assets And Liabilities [Line Items]
Deferred consideration		10,000
Up-front milestone receivable recognized during the period		20,000
Amount recognized as revenue in the period		$ 10,000